Revenues - Summary of the company's revenues disaggregated by revenue category (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Revenue
Revenues	¥ 1,619,938	$ 222,911	¥ 1,736,317
On-demand delivery solution services
Revenue
Revenues	1,499,091	206,282	1,649,593
Mobility service solutions
Revenue
Revenues	100,491	13,828	58,518
Housekeeping services
Revenue
Revenues	15,973	2,198	25,719
Others
Revenue
Revenues	¥ 4,383	$ 603	¥ 2,487